Equity - Components of Other Comprehensive Income Included in Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	¥ 3,350	¥ 117,042	¥ 238,262
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(18,465)	58,635	67,603
Exchange differences on translating foreign operations	422,960	680,724	239,097
Total	438,092	934,952	577,179
Non-controlling interests [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	341	565	1,030
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	88	(136)	25
Exchange differences on translating foreign operations	7,650	21,593	18,792
Total	¥ 8,079	¥ 22,022	¥ 19,847